Revenue - Summary of Segment Revenue (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disclosure of operating segments [line items]
Revenue from the rendering of services	€ 20	€ 434	€ 66	€ 1,250
Total revenue	20	434	66	1,250
Revenue from external customers (geographical)
Total revenue	20	434	66	1,250
Total revenue	20	434	66	1,250
USA [member]
Disclosure of operating segments [line items]
Total revenue	20	434	66	1,250
Revenue from external customers (geographical)
Total revenue	20	434	66	1,250
Total revenue	€ 20	€ 434	€ 66	€ 1,250